Variable Interest Entities (Assets And Liabilities Of Consolidated Variable Interest Entities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013		Sep. 30, 2012	Mar. 31, 2012
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	¥ 3,483,533		¥ 3,619,253		¥ 3,004,711	¥ 3,230,409
Interest-earning deposits in other banks, Consolidated assets	15,495,887		8,111,887
Trading account assets, Consolidated assets	40,458,856		40,826,384
Investment securities, Consolidated assets	55,443,795		61,865,185
Loans, Consolidated assets	100,884,479		97,254,242
Deposits, Consolidated liabilities	152,838,059		148,209,739
Long-term debt, Consolidated liabilities	12,706,266		12,182,358
Consolidated VIEs, Including Intercompany Transactions [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	103,609		74,418
Interest-earning deposits in other banks, Consolidated assets	118,893		97,551
Trading account assets, Consolidated assets	2,220,719		2,377,827
Investment securities, Consolidated assets	667,487		701,879
Loans, Consolidated assets	7,671,792		7,781,493
All other assets, Consolidated assets	230,303		271,619
Total assets, Consolidated assets	11,012,803		11,304,787
Deposits, Consolidated liabilities	1,189,780	[1]	1,001,815	[1]
Other short-term borrowings, Consolidated liabilities	4,720,293	[1]	4,964,453	[1]
Long-term debt, Consolidated liabilities	2,124,205	[1]	2,316,429	[1]
All other liabilities, Consolidated liabilities	635,376	[1]	671,945	[1]
Total liabilities, Consolidated liabilities	8,669,654	[1]	8,954,642	[1]
Consolidated VIEs, Including Intercompany Transactions [Member] | Asset-Backed Conduits [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	34,000		25,520
Interest-earning deposits in other banks, Consolidated assets	91,104		72,968
Trading account assets, Consolidated assets	3,437		966
Investment securities, Consolidated assets	584,430		601,444
Loans, Consolidated assets	4,793,502		4,927,509
All other assets, Consolidated assets	7,308		12,888
Total assets, Consolidated assets	5,513,781		5,641,295
Other short-term borrowings, Consolidated liabilities	4,632,678	[1]	4,868,648	[1]
Long-term debt, Consolidated liabilities	373,487	[1]	330,171	[1]
All other liabilities, Consolidated liabilities	516,503	[1]	446,652	[1]
Total liabilities, Consolidated liabilities	5,522,668	[1]	5,645,471	[1]
Consolidated VIEs, Including Intercompany Transactions [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	68,181		47,176
Interest-earning deposits in other banks, Consolidated assets	17,637		18,113
Trading account assets, Consolidated assets	2,187,862		2,322,430
Investment securities, Consolidated assets	9,331		8,643
Loans, Consolidated assets	15,380		173
All other assets, Consolidated assets	132,326		170,514
Total assets, Consolidated assets	2,430,717		2,567,049
Other short-term borrowings, Consolidated liabilities			1,348	[1]
Long-term debt, Consolidated liabilities	592	[1]	12,246	[1]
All other liabilities, Consolidated liabilities	113,003	[1]	218,939	[1]
Total liabilities, Consolidated liabilities	113,595	[1]	232,533	[1]
Consolidated VIEs, Including Intercompany Transactions [Member] | Special Purpose Entities Created For Structured Financing [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	1,123		1,427
Interest-earning deposits in other banks, Consolidated assets	2,427		2,188
Loans, Consolidated assets	173,935		156,903
All other assets, Consolidated assets	16,776		15,109
Total assets, Consolidated assets	194,261		175,627
Other short-term borrowings, Consolidated liabilities	5,298	[1]	5,241	[1]
Long-term debt, Consolidated liabilities	173,503	[1]	166,810	[1]
All other liabilities, Consolidated liabilities	2,409	[1]	1,877	[1]
Total liabilities, Consolidated liabilities	181,210	[1]	173,928	[1]
Consolidated VIEs, Including Intercompany Transactions [Member] | Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Trading account assets, Consolidated assets	29,320		54,154
Loans, Consolidated assets			2,748
Total assets, Consolidated assets	29,320		56,902
Long-term debt, Consolidated liabilities	29,000	[1]	56,236	[1]
All other liabilities, Consolidated liabilities	345	[1]	1,216	[1]
Total liabilities, Consolidated liabilities	29,345	[1]	57,452	[1]
Consolidated VIEs, Including Intercompany Transactions [Member] | Securitization Of The MUFG Group's Assets [Member]
Variable Interest Entity [Line Items]
Loans, Consolidated assets	1,519,383		1,720,066
All other assets, Consolidated assets	36,455		36,874
Total assets, Consolidated assets	1,555,838		1,756,940
Other short-term borrowings, Consolidated liabilities	24,400	[1]	25,000	[1]
Long-term debt, Consolidated liabilities	1,511,875	[1]	1,715,823	[1]
All other liabilities, Consolidated liabilities	863	[1]	1,014	[1]
Total liabilities, Consolidated liabilities	1,537,138	[1]	1,741,837	[1]
Consolidated VIEs, Including Intercompany Transactions [Member] | Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Interest-earning deposits in other banks, Consolidated assets	7,032		3,601
Trading account assets, Consolidated assets	100		277
Investment securities, Consolidated assets	73,643		91,707
Loans, Consolidated assets	1,111,142		909,146
All other assets, Consolidated assets	2,725		2,230
Total assets, Consolidated assets	1,194,642		1,006,961
Deposits, Consolidated liabilities	1,189,780	[1]	1,001,815	[1]
All other liabilities, Consolidated liabilities	2,120	[1]	2,101	[1]
Total liabilities, Consolidated liabilities	1,191,900	[1]	1,003,916	[1]
Consolidated VIEs, Including Intercompany Transactions [Member] | Others [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	305		295
Interest-earning deposits in other banks, Consolidated assets	693		681
Investment securities, Consolidated assets	83		85
Loans, Consolidated assets	58,450		64,948
All other assets, Consolidated assets	34,713		34,004
Total assets, Consolidated assets	94,244		100,013
Other short-term borrowings, Consolidated liabilities	57,917	[1]	64,216	[1]
Long-term debt, Consolidated liabilities	35,748	[1]	35,143	[1]
All other liabilities, Consolidated liabilities	133	[1]	146	[1]
Total liabilities, Consolidated liabilities	¥ 93,798	[1]	¥ 99,505	[1]

[1]	Includes the liabilities of consolidated VIEs for which the creditors or beneficial interest holders have recourse to the general credit of the MUFG Group.